Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (938,413)	$ 782,296	$ 1,642,794
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
(Gain) on disposals of equipment	(25,070)	(17,761)	(25,558)
Provision for doubtful accounts	140,204	82,647	34,356
Written-off of allowance for doubtful accounts	136,602
Amortization of deferred financing fees	55,640	124,401	176,391
Depreciation for property and equipment	1,438,310	1,519,415	1,365,945
Deferred income tax (benefit) expenses	(2,832)	(10,381)	2,451
Changes in operating assets and liabilities
Accounts receivable	1,633,476	5,842,238	(3,645,292)
Operating supplies			4,000
Prepayments	(3,838,690)	644,525	292,288
Other receivables	3,444,875	466,187	(34,961)
Loans receivable	(11,070,827)	(10,653,588)
Deposits	(9,470,731)	(189,430)	33,692
Accounts payable	(874,843)	(240,887)	741,827
Other payables and accrued liabilities	(2,989,501)	412,064	(314,380)
Tax payables	(1,422,362)	348,065	843,842
Net cash (used in) provided by operating activities	(23,784,162)	(890,209)	1,117,395
Cash flows from investing activities:
Purchases of equipment	(199,481)	(156,029)	(917,288)
Cash from acquisition of subsidiary	1,477,065
Net cash provided by (used in) by investing activities	1,277,584	(156,029)	(917,288)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	6,665,840	6,604,675	3,329,425
Repayment of short-term bank borrowings	(7,433,187)	(3,041,105)	(1,910,598)
Proceeds from long-term bank borrowings	465,059
Repayment of long-term bank borrowings	(22,146)	(1,129,747)	(173,709)
Proceeds from other financial institution			642,107
Repayments of loans from other financial institutions	(300,279)	(274,929)	(94,671)
Repayments of obligations under capital leases	(98,972)	(980,244)	(1,078,425)
Amounts advanced from related parties	6,787,477	10,238,023	9,263,395
Repayments to related parties	(7,864,254)	(10,062,100)	(10,766,291)
Proceeds from initial public offering		10,958,803
Proceeds from private placement	18,465,009
Net cash provided by (used in) financing activities	16,664,547	12,313,376	(788,767)
Effect of exchange rate change on cash	(11,477)	114,980	3,858
Net increase (decrease) in cash, cash equivalents and restricted cash	(5,853,508)	11,382,118	(584,802)
Cash, cash equivalents and restricted cash at beginning of the year	11,605,625	223,507	808,309
Cash, cash equivalents and restricted cash at end of the year	5,752,117	11,605,625	223,507
Supplemental disclosure of cash flow information:
Interest paid	396,187	310,675	370,682
Income tax paid	1,435,366	108,207	43,902
Supplemental non-cash investing and financing information:
Non-cash capital leases to acquire revenue equipment	102,054	44,628	89,716
Uncollected receivable from disposal of revenue equipment	175,215	73,817	55,863
Non-cash capital leases offset by related parties			564,555
Purchase of revenue equipment paid by a related party			39,867
Purchase of revenue equipment offset by receivables			15,082
Professional fees paid by related parties			594,895
Reconciliation to amounts on consolidated balance sheets:
Cash	5,673,656	2,105,625	223,507
Cash equivalents	78,461
Restricted cash		9,500,000
Total cash	$ 5,752,117	$ 11,605,625	$ 223,507